Assets under management (Details) (CHF) In Billions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Assets under management (CHF billion)
Assets in collective investment instruments managed by Credit Suisse	189.2	215.7
Assets with discretionary mandates	222.4	213.4
Other assets under management	817.9	823.9
Assets under management (including double counting)	1,229.5	1,253.0
of which double counting	112.3	128.0
Net new assets (CHF billion)
Total net new assets including double counting	40.9	69.0